Lease liabilities - Lease liabilities maturity analysis (Details) - GBP (£) £ in Thousands	Dec. 31, 2025	Dec. 31, 2024
Lease liabilities
Total lease liabilities (undiscounted)	£ 3,811	£ 2,610
Less than one year
Lease liabilities
Total lease liabilities (undiscounted)	1,121	705
Within 2 - 5 years
Lease liabilities
Total lease liabilities (undiscounted)	2,364	1,409
More than 5 years
Lease liabilities
Total lease liabilities (undiscounted)	£ 326	£ 496